DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.0%
Communication Services
— 8.8%
Capcom Co. Ltd.
31,100 847,576
KDDI Corp.
285,030 4,946,882
Konami Group Corp.
9,177 1,399,140
LY Corp.
252,628 805,907
Nexon Co. Ltd.
29,264 668,101
Nintendo Co. Ltd.
100,369 9,090,615
NTT, Inc.
2,717,400 2,880,956
SoftBank Corp.
2,611,600 4,055,440
SoftBank Group Corp.
86,871 9,594,204
Toho Co. Ltd. (a)
9,298 592,091
(Cost $21,856,672)
34,880,912
Consumer Discretionary
— 17.5%
Aisin Corp.
45,441 758,200
Asics Corp.
60,800 1,654,515
Bandai Namco Holdings, Inc.
53,621 1,859,066
Bridgestone Corp.
52,107 2,376,027
Denso Corp.
159,040 2,311,115
Fast Retailing Co. Ltd.
17,443 5,521,747
Honda Motor Co. Ltd.
358,435 4,004,969
Isuzu Motors Ltd.
47,198 625,164
Nissan Motor Co. Ltd. *
203,647 460,633
Nitori Holdings Co. Ltd.
7,447 686,905
Oriental Land Co. Ltd.
98,025 2,347,317
Pan Pacific International
Holdings Corp.
34,900 1,267,234
Panasonic Holdings Corp.
211,644 2,181,897
Rakuten Group, Inc. *
135,139 843,176
Ryohin Keikaku Co. Ltd.
45,600 989,233
Sanrio Co. Ltd.
16,100 844,797
Sekisui House Ltd.
54,687 1,240,324
Shimano, Inc.
6,984 780,832
Sony Group Corp.
559,065 15,533,071
Subaru Corp.
52,708 1,052,151
Sumitomo Electric Industries
Ltd.
65,013 1,859,410
Suzuki Motor Corp.
142,456 1,910,658
Toyota Motor Corp.
861,465 16,841,815
Yamaha Motor Co. Ltd.
84,880 622,644
Zensho Holdings Co. Ltd.
8,600 545,711
ZOZO, Inc.
37,102 346,770
(Cost $56,699,521)
69,465,381
Consumer Staples — 4.9%
Aeon Co. Ltd. (a)
202,206 2,458,862
Ajinomoto Co., Inc.
82,202 2,242,508
Asahi Group Holdings Ltd.
131,742 1,664,312
Japan Tobacco, Inc.
109,189 3,483,230
Kao Corp.
42,084 1,919,847
Kikkoman Corp.
61,962 535,904
Number
of Shares Value $
Kirin Holdings Co. Ltd.
69,789 1,014,150
Kobe Bussan Co. Ltd.
13,700 383,997
MatsukiyoCocokara & Co.
29,600 613,935
MEIJI Holdings Co. Ltd.
21,786 453,347
Nissin Foods Holdings Co. Ltd.
18,010 339,721
Seven & i Holdings Co. Ltd. (a)
189,906 2,472,765
Shiseido Co. Ltd.
35,211 576,487
Suntory Beverage & Food Ltd.
12,434 385,826
Unicharm Corp.
99,922 668,799
Yakult Honsha Co. Ltd.
22,793 372,632
(Cost $19,018,292)
19,586,322
Energy — 0.8%
ENEOS Holdings, Inc.
245,137 1,467,603
Idemitsu Kosan Co. Ltd.
67,700 453,314
Inpex Corp.
79,344 1,359,519
(Cost $2,530,969)
3,280,436
Financials — 16.8%
Chiba Bank Ltd.
51,760 536,954
Concordia Financial Group Ltd.
91,938 704,135
Dai-ichi Life Holdings, Inc.
319,576 2,667,211
Daiwa Securities Group, Inc.
123,644 970,103
Japan Exchange Group, Inc.
88,830 936,023
Japan Post Bank Co. Ltd.
162,225 2,056,583
Japan Post Holdings Co. Ltd.
160,070 1,648,572
Japan Post Insurance Co. Ltd.
16,800 473,974
Mitsubishi HC Capital, Inc.
81,816 673,936
Mitsubishi UFJ Financial Group,
Inc.
1,042,142 16,019,862
Mizuho Financial Group, Inc.
227,712 7,584,977
MS&AD Insurance Group
Holdings, Inc.
116,967 2,755,536
Nomura Holdings, Inc.
272,377 1,964,680
ORIX Corp.
105,683 2,754,353
Resona Holdings, Inc.
188,176 1,914,349
SBI Holdings, Inc.
25,799 1,228,724
Sompo Holdings, Inc.
80,925 2,619,579
Sumitomo Mitsui Financial
Group, Inc.
335,416 9,239,318
Sumitomo Mitsui Trust Holdings,
Inc.
58,124 1,668,709
T&D Holdings, Inc.
44,949 1,180,349
Tokio Marine Holdings, Inc.
166,913 7,270,322
(Cost $40,597,683)
66,868,249
Health Care — 6.4%
Astellas Pharma, Inc.
164,935 1,818,208
Chugai Pharmaceutical Co. Ltd.
61,135 2,707,820
Daiichi Sankyo Co. Ltd.
154,071 3,699,885
Eisai Co. Ltd.
23,512 726,055
Hoya Corp.
31,101 4,073,997
Kyowa Kirin Co. Ltd.
21,160 366,454
M3, Inc.
41,384 615,459

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Olympus Corp.
104,176 1,221,075
Otsuka Holdings Co. Ltd.
39,100 2,066,283
Shionogi & Co. Ltd.
69,724 1,209,868
Sysmex Corp.
46,632 592,757
Takeda Pharmaceutical Co. Ltd.
145,023 4,362,878
Terumo Corp.
121,104 2,194,961
(Cost $26,596,120)
25,655,700
Industrials — 23.9%
AGC, Inc.
18,262 575,740
ANA Holdings, Inc.
14,818 299,526
Central Japan Railway Co.
70,160 1,872,939
Dai Nippon Printing Co. Ltd.
35,958 606,457
Daifuku Co. Ltd.
28,902 923,771
Daikin Industries Ltd.
23,848 3,018,426
East Japan Railway Co.
87,755 2,158,120
FANUC Corp.
84,545 2,403,654
Fuji Electric Co. Ltd.
11,894 764,444
Fujikura Ltd.
22,800 1,981,260
Hankyu Hanshin Holdings, Inc.
21,040 624,664
Hikari Tsushin, Inc.
1,652 442,354
Hitachi Ltd.
416,610 11,478,710
IHI Corp.
13,200 1,389,568
ITOCHU Corp.
107,779 6,158,486
Japan Airlines Co. Ltd.
12,754 272,255
Kajima Corp.
38,076 1,141,334
Kawasaki Heavy Industries Ltd.
13,600 835,222
Kawasaki Kisen Kaisha Ltd.
32,300 498,605
Komatsu Ltd.
86,837 2,976,998
Kubota Corp.
87,263 1,024,615
Makita Corp.
20,803 711,624
Marubeni Corp.
128,387 2,954,679
MINEBEA MITSUMI, Inc.
33,531 581,268
Mitsubishi Corp.
292,873 6,684,332
Mitsubishi Electric Corp.
173,326 4,189,405
Mitsubishi Heavy Industries Ltd.
291,020 7,432,194
Mitsui & Co. Ltd.
225,042 5,246,463
Mitsui OSK Lines Ltd.
30,800 995,333
MonotaRO Co. Ltd.
22,700 393,510
Nidec Corp.
75,480 1,649,255
Nippon Yusen KK
39,436 1,431,133
Obayashi Corp.
57,908 944,347
Recruit Holdings Co. Ltd.
120,991 7,063,263
Secom Co. Ltd.
38,444 1,425,218
Sekisui Chemical Co. Ltd.
34,152 653,618
SG Holdings Co. Ltd. (a)
27,900 301,678
SMC Corp.
5,115 1,587,180
Sumitomo Corp.
99,073 2,795,793
Taisei Corp.
13,952 950,356
Tokyo Metro Co. Ltd.
25,400 295,733
Tokyu Corp.
44,222 559,866
TOPPAN Holdings, Inc.
21,239 553,539
Number
of Shares Value $
Toyota Industries Corp.
14,999 1,667,746
Toyota Tsusho Corp.
62,693 1,694,509
West Japan Railway Co.
39,258 880,236
(Cost $66,284,837)
95,089,426
Information Technology
— 12.3%
Advantest Corp.
69,400 5,513,559
Canon, Inc.
78,997 2,338,382
Disco Corp.
8,400 2,363,581
FUJIFILM Holdings Corp.
101,971 2,436,257
Fujitsu Ltd.
160,354 3,902,051
Keyence Corp.
17,798 6,876,734
Kyocera Corp.
117,832 1,585,205
Lasertec Corp.
7,104 756,783
Murata Manufacturing Co. Ltd.
151,535 2,507,796
NEC Corp.
117,065 3,614,194
Nomura Research Institute Ltd.
34,722 1,369,458
NTT Data Group Corp.
26,040 700,992
Obic Co. Ltd.
28,935 1,030,165
Oracle Corp.
3,572 371,286
Otsuka Corp.
19,820 408,930
Renesas Electronics Corp.
153,324 1,843,581
SCREEN Holdings Co. Ltd.
7,300 565,302
SCSK Corp.
14,300 458,227
Shimadzu Corp.
22,036 543,121
TDK Corp.
176,520 2,325,492
TIS, Inc.
18,900 633,408
Tokyo Electron Ltd.
40,542 5,701,068
Trend Micro, Inc.
11,459 612,192
Yokogawa Electric Corp.
20,179 596,905
(Cost $40,817,442)
49,054,669
Materials — 3.3%
Asahi Kasei Corp.
110,384 908,506
JFE Holdings, Inc.
51,019 638,454
Mitsubishi Chemical Group
Corp.
119,696 687,933
Nippon Paint Holdings Co. Ltd.
86,915 634,910
Nippon Sanso Holdings Corp.
15,480 567,353
Nippon Steel Corp.
87,637 1,857,639
Nitto Denko Corp.
64,555 1,478,630
Shin-Etsu Chemical Co. Ltd.
153,060 4,746,313
Sumitomo Metal Mining Co. Ltd.
22,159 608,428
Toray Industries, Inc.
123,796 836,763
(Cost $12,417,257)
12,964,929
Real Estate — 2.3%
Daito Trust Construction Co. Ltd.
5,151 550,134
Daiwa House Industry Co. Ltd.
51,317 1,825,978
Hulic Co. Ltd.
43,210 464,870
Mitsubishi Estate Co. Ltd.
96,424 2,072,111
Mitsui Fudosan Co. Ltd.
238,446 2,547,448
Nippon Building Fund, Inc. REIT
699 676,383

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Sumitomo Realty &
Development Co. Ltd.
28,000 1,161,498
(Cost $7,428,956)
9,298,422
Utilities — 1.0%
Chubu Electric Power Co., Inc.
58,449 809,388
Kansai Electric Power Co., Inc.
87,438 1,223,912
Osaka Gas Co. Ltd.
32,789 936,446
Tokyo Gas Co. Ltd.
28,965 1,110,074
(Cost $3,284,683)
4,079,820
TOTAL COMMON STOCKS
(Cost $297,532,432)
390,224,266
EXCHANGE-TRADED FUNDS
— 0.0%
iShares Currency Hedged MSCI
Japan ETF (a)
(Cost $178,301)
4,250 202,510
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 1.4%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.24%
(b)(c)
(Cost $5,469,855)
5,469,855 5,469,855
CASH EQUIVALENTS — 2.4%
DWS Government Money Market
Series "Institutional Shares",
4.25% (b)
(Cost $9,554,932)
9,554,932 9,554,932
TOTAL INVESTMENTS
— 101.8%
(Cost $312,735,520)
405,451,563
Other assets and liabilities,
net — (1.8%)
(7,310,625)
NET ASSETS — 100.0%
398,140,938
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.24% (b)(c)
4,866,100 603,755 (d) — — — 5,198 — 5,469,855 5,469,855
CASH EQUIVALENTS — 2.4%
DWS Government Money Market Series "Institutional Shares", 4.25% (b)
4,747,890 19,442,603 (14,635,561) — — 76,498 — 9,554,932 9,554,932
9,613,990 20,046,358 (14,635,561) — — 81,696 — 15,024,787 15,024,787

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
ColumnBreak
Hidden Row
At August 31, 2025, open futures contracts purchased were as follows:
At August 31, 2025, the Fund had the following forward foreign currency contracts outstanding:
Currency Abbreviations
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $3,993,826, which is 1.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2025.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI Japan Index
USD 10 964,120 1,007,600 9/19/2025 43,480
Nikkei 225 Index
JPY 6 1,572,317 1,742,982 9/11/2025 170,665
TOPIX Index
JPY 26 5,210,128 5,436,018 9/11/2025 225,890
Total unrealized appreciation
440,035
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
9/3/2025 JPY 2,974,637,000 USD 19,831,441 — (417,127)
JP Morgan & Chase Co.
9/3/2025 JPY 52,383,508,050 USD 349,236,891 — (7,341,420)
JP Morgan & Chase Co.
9/3/2025 USD 377,034,872 JPY 55,358,145,050 — (207,993)
JP Morgan & Chase Co.
10/2/2025 JPY 2,483,914,000 USD 16,973,567 10,744 —
JP Morgan & Chase Co.
10/2/2025 JPY 55,358,145,050 USD 378,248,771 204,124 —
Total unrealized appreciation (depreciation)
214,868 (7,966,540)
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBJP-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 390,224,266 $ — $ — $ 390,224,266
Exchange-Traded Funds
202,510 — — 202,510
Short-Term Investments (a)
15,024,787 — — 15,024,787
Derivatives (b)
Forward Foreign Currency Contracts
— 214,868 — 214,868
Futures Contracts
440,035 — — 440,035
TOTAL
$ 405,891,598 $ 214,868 $ — $ 406,106,466
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (7,966,540) $ — $ (7,966,540)
TOTAL
$ — $ (7,966,540) $ — $ (7,966,540)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.